Deferred cost (Details Narrative) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 25, 2016	Dec. 31, 2018	Dec. 31, 2017	[1]
Statement Line Items [Line Items]
Deferred cost		$ 273	$ 410
Postmedia Agreement [Member]
Statement Line Items [Line Items]
Program setup fee paid to postmedia		$ 1,171
Term of agreement	3 years
Amount of promotional commitments receivable from postmedia	$ 50,000

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.